Employee Benefit Plans	6 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Provisions for pensions are established to cover benefit plans for retirement, disability and surviving dependents’ pensions. The benefit obligations vary depending on the legal, tax and economic circumstances in the various countries in which the Group companies operate. Generally, the level of benefit depends on the length of service and the remuneration.
Net periodic defined benefit pension benefit costs include the:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	Non-U.S.	Non-U.S.	Non-U.S.	Non-U.S.
	(In thousands)
Service cost	$418	$416	$729	$831
Interest cost	425	463	857	943
Net periodic cost	$843	$879	$1,586	$1,774

Service cost were recorded within income from operations under Selling, general and administrative expenses, interest cost in Interest and other financial expense, net. There are also defined contribution pension plans in Germany and the United States for which our Group companies make regular contributions to off-balance sheet pension funds managed by third party insurance companies.
In South Korea, the Company’s pension plan provides, at the option of employees for either projected benefit or defined contribution benefits. Plan assets relating to this plan reduce the pension provision.